Supplemental Cash Flow Information - Schedule of Reconciliation of Liabilities arising from Financing Activities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 3,096,615	$ 3,197,019
Cash inflows	340,000
Cash outflows	(4,501)	(128,498)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	2,116	538
Gain on repurchase of debt	(6,896)	(172,322)
Interest paid
Interest accrued	9,493
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(85,943)
Non-cash additions
Impact of foreign exchange	(164,114)	105,483
Ending balance	3,186,770	3,002,220
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	15,060	18,271
Cash inflows
Cash outflows	(1,204)	(1,830)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid
Interest accrued
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash additions
Impact of foreign exchange	(789)	593
Ending balance	13,067	17,034
Lease liabilities [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	33,375	33,339
Cash inflows
Cash outflows	(1,552)	(1,267)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid	(1,035)	(744)
Interest accrued	1,035	744
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash additions	9,112	294
Impact of foreign exchange	(401)	177
Ending balance	$ 40,534	$ 32,543